Operating Leases - Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases [Abstract]
Remainder of 2026	$ 285
2027	500
2028	357
2029	235
2030	142
Thereafter
Total undiscounted lease payments	1,519	1,619
Less: Imputed interest	(153)	(186)
Total operating lease liabilities	$ 1,366	1,433
2026		523
2027		413
2028		306
2029		235
2030		$ 142